GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Going Concern Details Narrative
Net loss	$ (27,041)	$ (109,270)	$ (521,870)	$ (340,151)	$ (460,661)	$ (660,486)
Net cash used in operating activities			(33,921)	(82,994)	(105,196)	(197,240)
Total Stockholders' Deficit	(748,400)		(748,400)		(1,417,890)	(1,037,965)	$ (591,844)
REVENUE				$ 12,610	$ 13,511